Inventories (Details Textual) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Inventory [Line Items]
Inventory Write-down	¥ 36,859	$ 5,361	¥ 167,062	¥ 89,147